Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of components of income before the income tax provision (benefit)
The components of income before the income tax provision/(benefit) were as follows (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Domestic	€4,655	€3,969	€7,855
Foreign	(1,134)	(3,169)	(476)
Total	€3,521	€800	€7,379

Schedule of income tax provision (benefit) components
The following table sets forth the details of the income tax provision/(benefit) (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Current
Domestic	€677	€15	€613
Foreign	134	11	—
Total current income tax	811	26	613

Deferred
Domestic income tax (benefit)	—	—	(17,863)
Domestic income tax provision	—	—	28
Foreign	—	—	—
Total deferred income tax (benefit)	—	—	(17,835)
Total income tax provision/(benefit)	€811	€26	€(17,222)

Summary of the reconciliation of income tax
A reconciliation of income taxes computed at the Italian statutory income tax rate to our effective income tax rate was as follows (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Statutory income tax rate	27.5%	27.5%	27.5%

Income tax provision at statutory rate	€968	€220	€2,029
Movement in valuation allowance	(1,252)	(1,205)	(20,664)
Effect on Swiss tax rate	140	383	521
Italian regional tax - IRAP	380	107	345
Swiss minimum tax	134	11	—
Stock options	458	527	499
Permanent differences from tax calculation	(17)	(23)	48
True-up previous years in deferred tax asset calculation	—	6	—
Total income tax provision/(benefit)	€811	€26	€(17,222)
Effective income tax rate	23.0%	3.3%	(233.4)%

Schedule of the components deferred tax assets
Significant components of our net deferred tax assets/(liabilities) were as follows (in thousands):

	As of December 31,
	2012	2013
Deferred tax assets:
Net operating losses	€14,183	€12,620
Capitalization of R&D costs	5,320	3,801
Property, manufacturing facility and equipment	344	261
Write down of intangible assets	1,086	1,501
Allowance on doubtful accounts	15	—
Inventory write-off	192	117
Other	22	61
Total deferred tax assets	21,162	18,361
Valuation allowance	(21,162)	(498)
Net deferred tax assets	—	17,863
Deferred tax liabilities	—	(28)
Net deferred tax assets	€—	€17,835